Asset Retirement Obligation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Line Items]
Asset retirement obligation accretion	$ 238	$ 228	$ 150
Additional abandonment liabilities associated with its drilling and development program	481	592
Argentina Divestiture [Member]
Asset Retirement Obligation [Line Items]
Asset retirement obligation accretion	$ 5	$ 4	$ 4